Note 9 - Stockholders' Equity (Details Textual)																12 Months Ended
	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 18, 2024	Jan. 13, 2024	Dec. 21, 2023 USD ($) $ / shares shares	Dec. 19, 2023	Nov. 02, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($)	Jun. 21, 2023 USD ($) $ / shares shares	Jun. 01, 2023	Jan. 31, 2023 USD ($)	Jan. 30, 2023 USD ($) $ / shares shares	Jan. 18, 2023	Jan. 13, 2023	Oct. 04, 2022 USD ($) $ / shares shares	Jul. 19, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																128
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 12.39
Proceeds from Issuance or Sale of Equity | $				$ 2,000,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		20	20		20				30			40	40
Stock Issued During Period, Shares, Fractional Shares																0
Reverse Stock Split [Member] | Minimum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio					8
Reverse Stock Split [Member] | Maximum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio					50
Class D Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				255,600
Private Placement [Member]
Proceeds from Issuance or Sale of Equity | $						$ 1,900,000
Public Offering of Common Stock And Warrants June 2023 [Member]
Proceeds from Issuance or Sale of Equity | $								$ 7,700,000
Stock Issued During Period, Shares, New Issues								29,300
Units Issued, Stock and Warrant, Price Per Share | $ / shares								$ 75
Units Issued, Warrant and Warrant, Price Per Unit | $ / shares								$ 74.999
Registered Public Offering [Member]
Proceeds from Issuance or Sale of Equity | $	$ 9,000,000						$ 8,500,000	$ 8,500,000		$ 15,000,000	$ 13,800,000			$ 6,000,000
Stock Issued During Period, Shares, New Issues	794,000										8,070
Units Issued, Stock and Warrant, Price Per Share | $ / shares	$ 2.06										$ 1,350
Units Issued, Warrant and Warrant, Price Per Unit | $ / shares	$ 2.059										$ 1,349.999
Units Issued, Warrant and Warrant, Warrant Per Unit	2
Public Offering Of Common Stock And Warrants [Member]
Proceeds from Issuance or Sale of Equity | $														$ 5,300,000
Stock Issued During Period, Shares, New Issues														295
Units Issued, Stock and Warrant, Price Per Share | $ / shares														$ 7,200
Units Issued, Warrant and Warrant, Price Per Unit | $ / shares														$ 7,199.999
Units Issued, Stock and Warrant, Number of Warrants Per Unit														1.5
Units Issued, Warrant and Warrant, Warrant Per Unit														1.5
ATM Program [Member]
Proceeds from Issuance or Sale of Equity | $																$ 1,600,000
Stock Issued During Period, Shares, New Issues																915	47
Equity Offering, Maximum Amount | $															$ 8,400,000
Equity Offering, Commission, Percentage of Gross Proceeds															3.00%
Proceeds from Issuance of Common Stock | $																$ 1,600,000	$ 46,000
Class C Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				127,800		213,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 15.6		$ 15.6
Class of Warrant or Right, Outstanding						80,200
Class D Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 19
Class A and Class B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				106,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 15.6
Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,581,000							84,200			3,054			542
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.001							$ 0.001			$ 0.001			$ 0.001
Common Stock Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,750,000							227,000			22,250			1,256		9,595
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 2.06							$ 75			$ 1,650			$ 108,960		$ 12.39
Class of Warrants or Rights, Eligible for Cashless Exercise								113,500								2,595
Class of Warrants or Rights, Cashless Exchange Feature								0.24			0.75
Stock Issued During Period, Shares, Cashless Exercise of Warrants																6,169
Class of Warrant or Right, Exercised During Period											22,120					25,705
Stock Issued During Period, Shares, Warrants Exercised											16,590